Investments in Subsidiaries (Details) ₪ in Thousands				1 Months Ended	12 Months Ended
	Apr. 03, 2024 ILS (₪)	Jul. 01, 2010	Dec. 28, 2007	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024 ILS (₪)	Oct. 31, 2025 USD ($)	May 09, 2024 USD ($)
Investments in Subsidiaries [Line Items]
Percentage of issued and outstanding share capital					0.05%	0.24%
Qpoint percentage				100.00%
Percentage of management fees		3.00%
Cash (in New Shekels)	₪ 25,000						$ 100,000	$ 1,150,800,000
Company acquired holds percentage	100.00%				4.00%
Settlement agreement (in New Shekels)						₪ 13,656
ALD Software [Member]
Investments in Subsidiaries [Line Items]
Percentage of investment holding			98.63%
QPoint [Member]
Investments in Subsidiaries [Line Items]
Percentage of investment holding		25.00%
Percentage of issued and outstanding share capital		46.52%
Outstanding shares	53.50%